May 28, 2004


U.S. Securities and Exchange Commission
Washington, D.C. 20549

     Re:  TFS Capital Investment Trust
          (File Nos. 333-113652 and 811-21531)
          Pre-Effective Amendment No. 1

Ladies and Gentlemen:

     Pursuant to Rule 472 under the Securities Act of 1933, filed herewith is Pre-Effective Amendment No. 1 to the registration statement of TFS Capital Investment Trust on Form N-1A. The following are our responses to your comments on the prospectus and statement of additional information of the TFS Market Neutral Fund (the "Fund").

PROSPECTUS

GENERAL

     We have included information missing from the original filing. The Fund will file an additional pre-effective amendment to include audited financial statements and to respond to any further comments from the Commission staff. The Fund does not intend to omit any information from the final pre-effective amendment in reliance on Rule 430A.

COVER

     We have made the requested deletion and created a separate paragraph for the last sentence on the cover page.

INVESTMENT OBJECTIVE

     We have modified the document to ensure that the term "U.S. equity market" is used consistently throughout the document.

PRIMARY INVESTMENT STRATEGIES

     We have revised the discussion of the Fund's use of borrowing for the purpose of leveraging the portfolio. The discussion can be found on page 5, under the heading "Leveraging." The Fund has no current intention of engaging in reverse repurchase


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agreements;  therefore,  no additional  discussion has been added.  We have also eliminated any reference to "leverage" in the discussion of short selling.

     We have supplemented the disclosure on page 3 of the prospectus to reflect that the Fund will not invest more than 20% of its net assets in derivatives and will not use derivatives for speculative purposes.

     We do not anticipate the Fund investing in foreign securities to a significant degree. If the Fund decides to invest in foreign securities, they would represent a small position, not rising to the level of a principal investment strategy.

     We have added language on page 4 of the prospectus disclosing the types of equity securities the Fund anticipates investing in (i.e., common stocks). As part of this discussion, it is noted that the Fund does not focus on a particular market cap, sector or style of security. However, we noted that the average capitalization of the securities in the Fund's portfolio will be in the mid-cap range ($1 to $5 billion market capitalization). As stated in the prospectus, this represents only an average and market capitalization will not remain static over time.

     We have also added a generic description of how the Adviser's stock selection models operate under the "Quantitative Stock Selection Models" section on page 4. The Adviser does not feel it is appropriate to provide a complete list of the key characteristics it uses in selecting stocks. The Adviser views these models as proprietary and does not believe it to be in the shareholders' best interest to provide too much information in this regard.

     We have added language explaining "rebalancing," including frequency and situations in which it will occur. The process of rebalancing, like the security selection process, is part of the Adviser's proprietary stock selection models. As part of the discussion in the "Frequent Position Rebalancing" the Prospectus briefly discusses the process used to determine which long positions it intends to sell and which short positions it intends to cover.

     We inserted the word "turnover" where requested (see page 5).

  RISKS RELATED TO PRIMARY INVESTMENT STRATEGIES

     We have included disclosure at the beginning of this section stating that the Fund's investment strategies are highly speculative and involve a high degree of risk.



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     We added a section titled "Market  Neutral Style risk" on page 5 to explain to an investor that the Fund's investment strategy will not track the overall market and will likely trail the overall market during a "bull market."

     We have revised the "Short Sale risk" section to clarify the risks and to disclose that there is no limit on the amount of losses that the Fund could incur with respect to short selling. In addition, we have added language regarding the costs and segregation of assets associated with selling securities short. This discussion can be found on page 6.

     We have added a statement that the Fund may lose money as a result of its leveraging activities. This can be found on page 7.

     We have added a section "Temporary defensive positions" on page 7 that describes the risks associated with the Fund taking such a position.

     The decision to close the Fund may depend to a large extent on the liquidity of stocks at a given point in time. The Adviser views this as a moving target, thus making it very difficult to give a precise asset level.

ADDITIONAL RISKS AND CONSIDERATIONS

     We moved "Tax Inefficiency" to the section describing the risks related to primary investment strategies (see page 7).

     We have deleted the disclosure that "certain strategies that may be employed near the end of the calendar quarters." We believe that it may cause confusion and could be misconstrued as a form of "window dressing" the portfolio. The Adviser's original intention was to inform shareholders that it is possible that the Fund's portfolio may change more than usual on or around a calendar quarter end as the Adviser has often witnessed inefficiencies in the market around the end of a quarter that have led to dramatic shifts in the securities tracked by the Adviser's stock selection models. However, given the already extensive disclosure about high portfolio turnover and possible rapid changes in the portfolio, we now believe that the disclosure in question is unnecessary.

     We deleted the last sentence of the disclosure pertaining to other portfolio management activities of the adviser.

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FEES AND EXPENSES

     We inserted the word "Less" in front of "Fee Waivers and Expense Reimbursements."

     We have broken out a separate line in the Fee Table for interest and dividend expense under Other Expenses.

     We have added disclosure to footnote 4 explaining that the Adviser's right to recoup fee waivers and expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund.

     We disagree with your comment regarding a possible conflict of interest resulting from the Adviser's ability to control the expense level of the Fund. The example you provide refers to the adviser having the ability to limit the amount of short selling thus resulting in a lower expense ratio. Your statement is correct to the extent that the Adviser can control the level of short selling done by the Fund. However, to remove the conflict you have noted, the Expense Limitation Agreement specifically excludes "interest and dividend expenses" from the definition of "Operating Expenses." We believe that by excluding these expenses the Adviser is not in a position to benefit itself by reducing these costs.

     We do not understand your comment requesting the insertion "or exchanges" after the word "redemptions" in footnote 1. The Trust only offers one series to investors. Exchanges are not applicable at this time.

     We are filing the Expense Limitation Agreement as an exhibit to this pre-effective amendment.

HOW THE FUND VALUES ITS SHARES

     We have removed the term "in proper form" from this section. After further consideration, we decided that the requirements for a share order are more appropriately covered in the "How to Buy Shares" and "How to Redeem Shares" sections of the prospectus.

     We have added disclosure under this section describing the process used by the Fund in valuing its securities. Please see page 11 of the prospectus.


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OPENING AN ACCOUNT

     We have added language to the prospectus (see page 12) explaining that the Fund may suffer a loss if an investor's check does not clear and the Fund is unable to recover from such investor any resulting losses or expenses.

     We have modified the disclosure (see page 12) to state that the proceeds of a redemption will not be available to the investor until the Fund confirms the collection of good funds from the bank upon which the investor's purchase check is written. We have removed the reference to "federal funds" as it is a term with which most investors are likely unfamiliar. Supplementally, to pay out redemption proceeds prior to collection of federal funds would subject the Fund to potentially extensive losses from fraud.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

LEVERAGING ACTIVITIES AND BORROWING MONEY

     We have modified this language to comply with Section 18 of the Investment Company Act of 1940. The Fund is permitted to borrow only from banks and the asset coverage for such borrowings will be at least 300 per cent.

INVESTMENT RESTRICTIONS

     We modified the Fund's concentration policy to match the language in paragraph (b)(1)(E) of Section 8 of the Investment Company Act of 1940.

TRUSTEES' OWNERSHIP OF FUND SHARES

     We added the sub-heading "Interested Trustees" to the table of Fund share ownership.

TRUSTEE COMPENSATION

     We added disclosure regarding the number of investment companies in the fund complex.

     We intend to add additional disclosure regarding factors considered by the Board of Trustees in approving the investment advisory contract in our next update to the registration statement. The Board of Trustees is scheduled to meet on June 10, 2004. The Adviser intends to provide the Trustees with information sufficient to satisfy the requirements of Section 15 of the Investment Company Act. And, in accordance with your comment, the Adviser intends to provide the Trustees with information regarding the fees charged by the Adviser to its other clients, including its hedge fund clients.


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     Thank you for your  assistance.  Please  refer  any  further  questions  or comments to the undersigned at 513/587-3406.


Sincerely,


/s/Wade Bridge
Wade Bridge
Ultimus Fund Solutions, LLC